Supplement to the
Fidelity Advisor Freedom Funds®
Class K6
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Advisor Freedom® Income Fund will be renamed Fidelity Advisor Freedom® Retirement Fund. All references to the former name are replaced with the new name as appropriate.

AFFZ6-SSTK-0925-102-1.9885271.102	September 9, 2025

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class M, Class C, Class I, and Class Z
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Advisor Freedom® Income Fund will be renamed Fidelity Advisor Freedom® Retirement Fund. All references to the former name are replaced with the new name as appropriate.

AFF-AFFI-SSTK-0925-116-1.808269.116	September 9, 2025

Supplement to the
Fidelity Flex® Freedom Blend Funds
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Flex® Freedom Blend Income Fund will be renamed Fidelity Flex® Freedom Blend Retirement Fund. All references to the former name are replaced with the new name as appropriate.

XFC-SSTK-0925-100-1.9921266.100	September 9, 2025